Capital Ratios	12 Months Ended
Dec. 31, 2016
Capital [Abstract]
Capital Ratios
Capital Ratios
Financial institution regulators have established guidelines for minimum capital ratios for banks, thrifts and bank holding companies. During the first quarter of 2015, Park adopted the Basel III regulatory capital framework as approved by the federal banking agencies. The adoption of this framework modified the calculation of the various capital ratios, added an additional ratio, common equity tier 1, and revised the adequately and well capitalized thresholds. Additionally, under this framework, in order to avoid limitations on capital distributions, including dividend payments, Park must hold a capital conservation buffer above the adequately capitalized risk-based capital ratios. The capital conservation buffer is being phased in from 0.0% for 2015 to 2.50% by 2019. The capital conservation buffer was 0.625% for 2016. The amounts shown below as the adequately capitalized ratio plus capital conservation buffer includes the fully phased-in 2.50% buffer.

PNB met each of the well-capitalized ratio guidelines at December 31, 2016. The following table indicates the capital ratios for PNB and Park at December 31, 2016 and 2015.

	As of December 31, 2016
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.34%	9.87%	9.87%	11.24%
Park National Corporation	9.56%	12.83%	12.55%	14.32%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (PNB only)	5.00%	8.00%	6.50%	10.00%

	As of December 31, 2015
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.06%	9.83%	9.83%	11.37%
Park National Corporation	9.22%	12.82%	12.54%	14.49%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio (PNB only)	5.00%	8.00%	6.50%	10.00%

Failure to meet the minimum requirements above could cause the FRB to take action. PNB is also subject to the capital requirements of its primary regulator, the OCC. As of December 31, 2016 and 2015, Park and PNB were well-capitalized and met all capital requirements to which each was then subject. There are no conditions or events since PNB's most recent regulatory report filings, that management believes have changed the risk categories for PNB.

The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2016
Total Risk-Based Capital (to risk-weighted assets)
PNB	$607,269	11.24%	$432,153	8.00%	$540,192	10.00%
Park	784,406	14.32%	438,231	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$533,215	9.87%	$324,115	6.00%	$432,153	8.00%
Park	702,651	12.83%	328,673	6.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$533,215	7.34%	$290,671	4.00%	$363,339	5.00%
Park	702,651	9.56%	293,916	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$533,215	9.87%	$243,086	4.50%	$351,125	6.50%
Park	687,651	12.55%	246,505	4.50%	N/A	N/A

At December 31, 2015
Total Risk-Based Capital (to risk-weighted assets)
PNB	$588,467	11.37%	$414,079	8.00%	$517,599	10.00%
Park	758,988	14.49%	419,080	8.00%	N/A	N/A
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$508,763	9.83%	$310,560	6.00%	$414,079	8.00%
Park	671,664	12.82%	314,310	6.00%	N/A	N/A
Leverage Ratio (to average total assets)
PNB	$508,763	7.06%	$288,147	4.00%	$360,183	5.00%
Park	671,664	9.22%	291,449	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	508,763	9.83%	232,920	4.50%	336,439	6.50%
Park	656,664	12.54%	235,732	4.50%	N/A	N/A